SUBSEQUNT EVENTS (Details) - Secured credit facility [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
U.S. based bank [Member]
Subsequent Event [Line Items]
Line of credit				$ 2,500
Maturity date				Dec. 31, 2018
Borrowings outstanding				$ 800
U.S. based bank [Member] | Minimum [Member]
Subsequent Event [Line Items]
Interest rate				2.50%
U.S. based bank [Member] | Maximum [Member]
Subsequent Event [Line Items]
Interest rate				3.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of warrants to purchase common stock	40.00%
Warrants term	10 years
Percentage of strike price of warrants	15.00%
Maturity date	Jun. 30, 2018
Subsequent Event [Member] | Senior secured term loans [Member]
Subsequent Event [Line Items]
Line of credit	$ 3,000
Convertible debt	$ 5,600
Repayments of line of dredit		$ 100	$ 50
Interest rate	5.00%
Term	36 months